John Hancock
Regional Bank Fund
Quarterly portfolio holdings 7/31/2022

Fund’s investments
As of 7-31-22 (unaudited)
	Shares	Value
Common stocks 99.2%		$1,191,355,012
(Cost $648,005,526)
Financials 99.2%		1,191,355,012
Banks 95.1%
1st Source Corp.	151,136	7,287,778
American Business Bank (A)	161,670	6,660,804
Ameris Bancorp	337,058	15,939,473
Atlantic Union Bankshares Corp.	371,328	12,844,236
Bank of America Corp.	769,544	26,018,283
Bank of Marin Bancorp	287,952	9,421,789
Bank7 Corp.	115,196	2,715,170
Bar Harbor Bankshares	224,789	6,512,137
BayCom Corp.	258,208	5,058,295
Business First Bancshares, Inc.	239,578	5,625,291
C&F Financial Corp.	53,407	2,377,680
Cadence Bank	390,706	10,197,427
California BanCorp (A)	184,708	3,797,596
Cambridge Bancorp	145,795	12,143,266
Camden National Corp.	134,589	6,150,717
CB Financial Services, Inc.	78,945	1,868,628
Central Pacific Financial Corp.	238,130	5,638,918
Central Valley Community Bancorp	193,720	3,240,936
Citizens Community Bancorp, Inc.	304,861	3,947,950
Citizens Financial Group, Inc.	832,139	31,596,318
Civista Bancshares, Inc.	295,532	6,401,223
Coastal Financial Corp. (A)	282,583	11,650,897
Codorus Valley Bancorp, Inc.	137,586	3,022,764
Colony Bankcorp, Inc.	134,132	1,947,597
Columbia Banking System, Inc.	362,913	10,949,085
Comerica, Inc.	383,869	29,853,492
ConnectOne Bancorp, Inc.	247,798	6,551,779
Cullen/Frost Bankers, Inc.	143,454	18,706,402
CVB Financial Corp.	243,936	6,505,773
Eagle Bancorp Montana, Inc.	187,024	3,609,563
East West Bancorp, Inc.	235,623	16,913,019
Equity Bancshares, Inc., Class A	231,569	7,398,630
Evans Bancorp, Inc.	122,209	4,439,890
Farmers & Merchants Bancorp, Inc.	168,144	5,153,614
Farmers National Banc Corp.	222,335	3,157,157
Fifth Third Bancorp	784,360	26,762,363
First Business Financial Services, Inc.	190,760	6,380,922
First Community Corp.	208,934	3,813,046
First Financial Bancorp	516,900	11,547,546
First Horizon Corp.	157,578	3,523,444
First Interstate BancSystem, Inc., Class A	493,354	20,118,976
First Merchants Corp.	416,332	17,290,268
First Mid Bancshares, Inc.	110,551	4,153,401
First Northwest Bancorp	114,280	1,908,476
Flushing Financial Corp.	184,361	3,980,354
German American Bancorp, Inc.	217,594	8,233,757
Great Southern Bancorp, Inc.	81,279	5,034,421
Hancock Whitney Corp.	454,467	22,182,534
HBT Financial, Inc.	343,297	6,399,056
Heritage Commerce Corp.	1,026,505	12,092,229
2	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Horizon Bancorp, Inc.	667,677	$12,732,600
Huntington Bancshares, Inc.	2,427,094	32,256,079
Independent Bank Corp. (Massachusetts)	158,555	13,286,909
Independent Bank Corp. (Michigan)	263,461	5,527,412
JPMorgan Chase & Co.	233,374	26,922,025
KeyCorp	1,711,330	31,317,337
Landmark Bancorp, Inc.	89,094	2,212,204
Limestone Bancorp, Inc.	69,408	1,422,864
Live Oak Bancshares, Inc.	224,611	8,454,358
M&T Bank Corp.	223,152	39,598,322
Metrocity Bankshares, Inc.	138,772	2,873,968
Mid Penn Bancorp, Inc.	98,939	2,837,571
MidWestOne Financial Group, Inc.	244,873	7,642,486
NBT Bancorp, Inc.	92,365	3,744,477
Nicolet Bankshares, Inc. (A)	188,768	15,097,665
Northrim BanCorp, Inc.	139,869	5,825,544
Ohio Valley Banc Corp.	63,277	1,792,005
Old National Bancorp	608,664	10,596,840
Old Second Bancorp, Inc.	577,061	8,107,707
Orange County Bancorp, Inc.	65,010	2,268,849
Pacific Premier Bancorp, Inc.	438,329	14,745,388
PacWest Bancorp	306,421	8,588,981
Pinnacle Financial Partners, Inc.	363,577	28,758,941
Plumas Bancorp	80,900	2,515,990
Popular, Inc.	214,878	16,689,574
Premier Financial Corp.	529,895	15,091,410
QCR Holdings, Inc.	201,942	11,973,141
Red River Bancshares, Inc.	77,028	4,224,986
Regions Financial Corp.	1,700,076	36,007,610
Renasant Corp.	284,495	9,502,133
Riverview Bancorp, Inc.	349,397	2,571,562
SB Financial Group, Inc.	194,301	3,324,490
Shore Bancshares, Inc.	292,415	5,731,334
Sierra Bancorp	156,307	3,509,092
Southern First Bancshares, Inc. (A)	156,347	6,996,528
SouthState Corp.	167,833	14,227,203
Stock Yards Bancorp, Inc.	187,694	12,979,040
SVB Financial Group (A)	54,652	22,054,815
Synovus Financial Corp.	438,424	17,703,561
The Community Financial Corp.	138,957	5,085,826
The First Bancorp, Inc.	136,179	4,113,287
The First Bancshares, Inc.	215,696	6,255,184
The PNC Financial Services Group, Inc.	170,039	28,216,272
Third Coast Bancshares, Inc. (A)	112,583	2,112,057
TriCo Bancshares	346,011	16,539,326
Truist Financial Corp.	570,295	28,782,789
U.S. Bancorp	547,186	25,827,179
Umpqua Holdings Corp.	273,950	4,824,260
Univest Financial Corp.	212,933	5,310,549
Virginia National Bankshares Corp.	970	30,604
Washington Trust Bancorp, Inc.	168,656	9,255,841
Webster Financial Corp.	253,005	11,752,082
Western Alliance Bancorp	314,511	24,022,350
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK REGIONAL BANK FUND	3

	Shares	Value
Financials (continued)
Banks (continued)
Zions Bancorp NA	541,769	$29,553,499
Thrifts and mortgage finance 4.1%
ESSA Bancorp, Inc.	134,999	2,384,082
OP Bancorp	379,801	4,291,751
Provident Financial Holdings, Inc.	168,339	2,449,332
Southern Missouri Bancorp, Inc.	194,102	10,469,862
Timberland Bancorp, Inc.	196,714	5,045,714
WSFS Financial Corp.	515,419	24,595,795

	Par value^	Value
Short-term investments 0.8%		$9,291,000
(Cost $9,291,000)
Repurchase agreement 0.8%		9,291,000
Barclays Tri-Party Repurchase Agreement dated 7-29-22 at 2.200% to be repurchased at $7,644,401 on 8-1-22, collateralized by $8,530,000 U.S. Treasury Notes, 1.125% due 8-31-28 (valued at $7,797,317)	7,643,000	7,643,000
Repurchase Agreement with State Street Corp. dated 7-29-22 at 0.450% to be repurchased at $1,648,062 on 8-1-22, collateralized by $1,691,700 U.S. Treasury Notes, 2.125% due 3-31-24 (valued at $1,681,019)	1,648,000	1,648,000

Total investments (Cost $657,296,526) 100.0%	$1,200,646,012
Other assets and liabilities, net 0.0%	200,699
Total net assets 100.0%	$1,200,846,711

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
4	JOHN HANCOCK REGIONAL BANK FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2022, by major security category or type:
	Total value at 7-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$1,191,355,012	$1,191,355,012	—	—
Short-term investments	9,291,000	—	$9,291,000	—
Total investments in securities	$1,200,646,012	$1,191,355,012	$9,291,000	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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